Other current assets and other current liabilities - Other current assets additional information (Details)	5 Months Ended
Dec. 31, 2018
RUR
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	5.00%
Foreign currencies | Minimum
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	7.00%
Foreign currencies | Maximum
Other current assets
Mandatory reserves at central bank, as percentage of liabilities	8.00%